PGIM Jennison Focused Value ETF
Schedule of Investments as of May 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks
Aerospace & Defense 5.4%
Airbus SE (France), ADR	9,621	$315,569
Raytheon Technologies Corp.	2,638	243,065
		558,634
Automobile Components 1.5%
Aptiv PLC*	1,741	153,347
Automobiles 1.7%
General Motors Co.	5,459	176,926
Banks 8.3%
Bank of America Corp.	6,925	192,446
JPMorgan Chase & Co.	2,519	341,854
PNC Financial Services Group, Inc. (The)	1,556	180,231
Truist Financial Corp.	4,992	152,106
		866,637
Biotechnology 2.4%
AbbVie, Inc.	1,830	252,467
Building Products 2.7%
Johnson Controls International PLC	4,709	281,127
Capital Markets 4.2%
Blackstone, Inc.	1,437	123,065
Goldman Sachs Group, Inc. (The)	965	312,563
		435,628
Chemicals 3.9%
Linde PLC	1,161	410,599
Consumer Staples Distribution & Retail 5.3%
Walmart, Inc.	3,792	556,931
Electric Utilities 2.4%
NextEra Energy, Inc.	3,412	250,646
Energy Equipment & Services 1.7%
Schlumberger NV	4,057	173,761

PGIM Jennison Focused Value ETF
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 3.2%
Union Pacific Corp.	1,751	$337,103
Hotels, Restaurants & Leisure 2.9%
McDonald’s Corp.	1,065	303,642
Insurance 6.8%
Chubb Ltd.	2,372	440,717
MetLife, Inc.	5,314	263,309
		704,026
Interactive Media & Services 6.1%
Alphabet, Inc. (Class A Stock)*	1,340	164,646
Meta Platforms, Inc. (Class A Stock)*	1,782	471,731
		636,377
Machinery 0.9%
Deere & Co.	267	92,377
Multi-Utilities 1.9%
CenterPoint Energy, Inc.	6,915	195,072
Oil, Gas & Consumable Fuels 7.1%
ConocoPhillips	5,424	538,603
Hess Corp.	1,618	204,952
		743,555
Pharmaceuticals 13.2%
AstraZeneca PLC (United Kingdom), ADR	7,025	513,387
Bristol-Myers Squibb Co.	5,215	336,054
Eli Lilly & Co.	1,219	523,512
		1,372,953
Semiconductors & Semiconductor Equipment 8.4%
Advanced Micro Devices, Inc.*	1,736	205,212
Broadcom, Inc.	379	306,217
Lam Research Corp.	301	185,627
NXP Semiconductors NV (China)	998	178,742
		875,798

PGIM Jennison Focused Value ETF
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 8.0%
Microsoft Corp.	1,663	$546,113
Salesforce, Inc.*	1,289	287,937
		834,050

Total Long-Term Investments (cost $10,223,310)		10,211,656

Short-Term Investment 1.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $193,796)(wj)	193,796	193,796

TOTAL INVESTMENTS 99.9% (cost $10,417,106)		10,405,452
Other assets in excess of liabilities 0.1%		14,193

Net Assets 100.0%		$10,419,645

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3